Provisions and Contingencies - Breakdown of provisions by nature (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary Of Provisions [line items]
Provisions by nature, beginning	R$ 925,796
Additions	43,593
Write-offs	(23,376)
Payments	(23,745)
Interest	20,803
Provisions by nature, ending	943,071	R$ 925,796
Current	77,822	64,550
Non-current	865,249	861,246
IRPJ and CSLL [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	515,829
Interest	16,512
Provisions by nature, ending	532,341	515,829
PIS and COFINS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	34,927
Write-offs	(9,536)	(109,463)
Interest	880
Provisions by nature, ending	26,271	34,927
ICMS [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	111,784
Additions	1,470
Write-offs	(8,435)
Payments	(4,468)
Interest	472
Provisions by nature, ending	100,823	111,784
Civil, environmental and regulatory claims [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	89,296
Additions	8,867
Write-offs	(3,490)
Payments	(3,780)
Interest	39
Provisions by nature, ending	90,932	89,296
Labor litigation [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	82,425
Additions	32,430
Write-offs	(109)
Payments	(15,497)
Interest	1,924
Provisions by nature, ending	101,173	82,425
Other [member]
Summary Of Provisions [line items]
Provisions by nature, beginning	91,535
Additions	826
Write-offs	(1,806)
Interest	976
Provisions by nature, ending	R$ 91,531	R$ 91,535